TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
TAX ASSETS AND LIABILITIES
TAX ASSETS AND LIABILITIES

9 – TAX ASSETS AND LIABILITIES

The composition of current tax accounts receivable is the following:

Tax assets	12.31.2023	12.31.2022
	ThCh$	ThCh$
Monthly provisional payments	4,691,320	25,428,344
Tax credits	32,125,597	6,640,888
Recoverable taxes from prior years	27,247	473,424
Surplus Tax Credit	6,265,971	6,387,530
Other Recoverable Taxes	272,923	396,241
Total	43,383,058	39,326,427

The composition of current tax accounts payable is the following:

	Current
Tax liabilities	12.31.2023	12.31.2022
	ThCh$	ThCh$
Income tax expense	13,411,621	14,615,447
Tax credit	—	—
Others	—	—
Total	13,411,621	14,615,447